N-2 - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]	Dec. 31, 2018	[1]
Cover [Abstract]
Entity Central Index Key	0000091847
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Source Capital, Inc.
Document Period End Date	Jun. 30, 2024
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of the Fund is to seek maximum total return for Common shareholders from both capital appreciation and investment income to the extent consistent with protection of invested capital.
Annual Dividend Payment	$ (1.25)	$ (2.91)	$ (2.22)	$ (4.61)	$ (1.64)	$ (1)
Share Price	44.26	40.38	38.66	43.21	39.91	38.69
NAV Per Share	$ 45.89	$ 43.91	$ 40.27	$ 45.7	$ 45.35	$ 44.44	$ 37.66
Latest Premium (Discount) to NAV [Percent]	8.69%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 9—Capital Stock

The Fund did not issue any shares of Common Stock under its Dividend Reinvestment Plan for shareholders during the six months ended June 30, 2024. Effective October 23, 2023, the Board approved the continuation of the repurchase program through December 31, 2024. During the six months ended June 30, 2024, the Fund repurchased 7,968 of its outstanding shares at a weighted-average discount of 8.69% from net asset value per share. These repurchases were made pursuant to the stock repurchase program approved annually by the Fund's Board of Directors. Under the program, the Fund is authorized to make open-market repurchases of its common stock of up to 10% of the Fund's outstanding shares during the twelve-month period beginning January 1, 2023. The Fund expects to repurchase its common stock when the discount to NAV of the trading price of its common stock on the NYSE is greater than 5%, subject to various factors, including the ability of the Fund to raise cash to repurchase shares in a tax-efficient manner.

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.